Iman Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Agriculture, Construction, and Mining Machinery Manufacturing - 0.6%
Toro Co.	10,900	$1,006,179

Apparel Accessories and Other Apparel Manufacturing - 0.9%
Deckers Outdoor Corp.(a)	1,815	1,625,496

Architectural and Structural Metals Manufacturing - 0.8%
Simpson Manufacturing Co., Inc.	6,760	1,410,677

Architectural, Engineering, and Related Services - 0.6%
Exponent, Inc.	12,800	1,035,392

Audio and Video Equipment Manufacturing - 0.9%
Dolby Laboratories, Inc. - Class A	19,200	1,555,200

Basic Chemical Manufacturing - 2.1%
Linde PLC	8,565	3,844,143

Building Equipment Contractors - 1.9%
EMCOR Group, Inc.	10,775	3,378,178

Clothing Stores - 2.1%
Ross Stores, Inc.	21,535	3,207,854
TJX Cos., Inc.	5,900	584,926
		3,792,780

Communications Equipment Manufacturing - 7.2%
Apple, Inc.	65,370	11,815,628
QUALCOMM, Inc.	6,390	1,008,278
		12,823,906

Computer and Peripheral Equipment Manufacturing - 3.4%
Cisco Systems, Inc.	47,700	2,307,249
Super Micro Computer, Inc.(a)	4,350	3,767,622
		6,074,871

Computer Systems Design and Related Services - 5.8%
Alphabet, Inc. - Class C(a)	10,585	1,479,571
Alphabet, Inc. - Class A(a)	41,350	5,725,321
Aspen Technology, Inc.(a)	2,415	468,244
Cognizant Technology Solutions Corp. - Class A	5,100	403,002
EPAM Systems, Inc.(a)	3,075	936,030
PDF Solutions, Inc.(a)	23,000	781,770
ServiceNow, Inc.(a)	755	582,362
		10,376,300

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.3%
Automatic Data Processing, Inc.	2,055	516,072

Cut and Sew Apparel Manufacturing - 1.5%
Cintas Corp.	3,650	2,294,427
Lululemon Athletica, Inc.(a)	750	350,317
		2,644,744

Drugs and Druggists' Sundries Merchant Wholesalers - 0.9%
Roche Holding AG - ADR	49,000	1,603,770

Electrical Equipment Manufacturing - 1.7%
Lennox International, Inc.	6,640	3,128,834

Footwear Manufacturing - 0.6%
NIKE, Inc. - Class B	8,705	904,711
Skechers USA, Inc. - Class A(a)	3,700	228,697
		1,133,408

Freight Transportation Arrangement - 0.7%
Expeditors International of Washington, Inc.	3,400	406,640
JB Hunt Transport Services, Inc.	3,780	779,852
		1,186,492

Gasoline Stations - 0.2%
Magnolia Oil & Gas Corp. - Class A	13,300	301,644

General Freight Trucking - 0.3%
Old Dominion Freight Line, Inc.	1,250	553,100

Industrial Machinery Manufacturing - 3.6%
Applied Materials, Inc.	4,800	967,776
ASML Holding NV	4,200	3,997,056
Kadant, Inc.	4,485	1,512,790
		6,477,622

Medical Equipment and Supplies Manufacturing - 3.1%
Edwards Lifesciences Corp.(a)	2,225	188,836
Intuitive Surgical, Inc.(a)	1,480	570,688
Johnson & Johnson	24,850	4,010,293
Merit Medical Systems, Inc.(a)	8,500	647,700
ResMed, Inc.	1,155	200,646
		5,618,163

Metal Ore Mining - 1.7%
Alamos Gold, Inc. - Class A	58,000	684,980
Franco-Nevada Corp.	12,300	1,289,778
Wheaton Precious Metals Corp.	24,665	1,015,952
		2,990,710

Miscellaneous Durable Goods Merchant Wholesalers - 1.6%
Pool Corp.	7,357	2,928,969

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.2%
Copart, Inc.(a)	5,400	287,010

Motor Vehicle Manufacturing - 2.0%
Federal Signal Corp.	19,500	1,597,245
Tesla, Inc.(a)	9,565	1,930,982
		3,528,227

Motor Vehicle Parts Manufacturing - 0.2%
Visteon Corp.(a)	3,550	401,576

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.0%
Danaher Corp.	6,700	1,696,038
IDEXX Laboratories, Inc.(a)	2,365	1,360,419
Transcat, Inc.(a)	5,230	549,987
		3,606,444

Nursing Care Facilities (Skilled Nursing Facilities) - 0.5%
Ensign Group, Inc.	6,500	811,980

Oil and Gas Extraction - 1.6%
BHP Group Ltd. - ADR	27,100	1,553,914
EOG Resources, Inc.	6,035	690,766
Pioneer Natural Resources Co.	2,275	535,057
		2,779,737

Other Financial Investment Activities - 1.1%
Chemed Corp.	3,150	1,972,309

Other Food Manufacturing - 0.1%
J & J Snack Foods Corp.	1,870	271,300

Other General Purpose Machinery Manufacturing - 1.9%
Mettler-Toledo International, Inc.(a)	1,385	1,727,400
Nordson Corp.	6,125	1,627,106
		3,354,506

Other Information Services - 5.1%
CoStar Group, Inc.(a)	22,715	1,976,886
Meta Platforms, Inc. - Class A	14,660	7,185,306
		9,162,192

Petroleum and Coal Products Manufacturing - 4.6%
Chevron Corp.	19,200	2,918,592
Exxon Mobil Corp.	50,200	5,246,904
		8,165,496

Pharmaceutical and Medicine Manufacturing - 7.9%
Abbott Laboratories	14,405	1,709,009
Eli Lilly & Co.	3,340	2,517,291
Moderna, Inc.(a)	3,100	285,944
Novo Nordisk AS - ADR	49,300	5,904,661
Regeneron Pharmaceuticals, Inc.(a)	915	883,972
Vertex Pharmaceuticals, Inc.(a)	1,300	546,962
West Pharmaceutical Services, Inc.	6,535	2,341,883
		14,189,722

Residential Building Construction - 1.0%
NVR, Inc.(a)	235	1,792,009

Restaurants and Other Eating Places - 0.9%
Chipotle Mexican Grill, Inc.(a)	115	309,208
Manhattan Associates, Inc.(a)	4,600	1,165,318
Veralto Corp.	2,233	192,976
		1,667,502

Sawmills and Wood Preservation - 0.9%
UFP Industries, Inc.	13,900	1,593,357

Semiconductor and Other Electronic Component Manufacturing - 11.8%
Advanced Micro Devices, Inc.(a)	8,700	1,675,011
Analog Devices, Inc.	4,350	834,417
FormFactor, Inc.(a)	13,700	589,511
Lam Research Corp.	1,240	1,163,430
Monolithic Power Systems, Inc.	2,675	1,926,107
NVIDIA Corp.	8,255	6,530,696
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	52,800	6,793,776
Texas Instruments, Inc.	5,315	889,359
Vicor Corp.(a)	20,700	770,868
		21,173,175

Services to Buildings and Dwellings - 0.2%
Rollins, Inc.	7,300	321,711

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.3%
Inter Parfums, Inc.	8,125	1,192,100
Procter & Gamble Co.	18,300	2,908,602
		4,100,702

Software Publishers - 11.2%
Adobe, Inc.(a)	1,915	1,072,936
ANSYS, Inc.(a)	2,500	835,425
Cadence Design Systems, Inc.(a)	4,590	1,397,104
Intuit, Inc.	950	629,746
Microsoft Corp.	30,745	12,717,362
Salesforce, Inc.(a)	6,490	2,004,242
Shopify, Inc. - Class A(a)	6,000	458,220
Tyler Technologies, Inc.(a)	1,660	725,652
		19,840,687

Support Activities for Mining - 0.5%
Rio Tinto PLC - ADR	13,100	845,343
SSR Mining, Inc.	30,500	131,150
		976,493

Warehousing and Storage - 0.9%
Landstar System, Inc.	8,185	1,556,787
TOTAL COMMON STOCKS (Cost $128,092,148)		177,559,572

TOTAL INVESTMENTS - 99.4% (Cost $128,092,148)		$177,559,572
Other Assets in Excess of Liabilities - 0.6%		988,789
TOTAL NET ASSETS - 100.0%		$178,548,361

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Exposure at February 29, 2024 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, they may be classified as Level 3 investments due to lack of market transparanecy and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant asumptions by the Adviser. Inputs used in valuations may include, but are not limited to,  financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$177,559,572	$-	$-	$177,559,572
Total*	$177,559,572	$-	$-	$177,559,572

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

The Fund did not hold any investments during the period ended February 29, 2024 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.